COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments [Line Items]
Total bank guarantees provided to customers and others	$ 633
IIA [Member]
Commitments [Line Items]
Total obligation for royalties	1,469
Amount of royalties charged to operations	130	$ 55	$ 18
Grants receivable from the IIA	5,545
Grants received from IIA
Minimum [Member] | IIA [Member]
Commitments [Line Items]
Royalties payable, percent of sales	3.00%
Maximum [Member] | IIA [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%